Asset Retirement Obligations - Schedule of changes to assumptions for the estimation of the group’s asset retirement obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	$ (226,059)
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	1,418,010
Timing
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	51,796
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	(56,787)
Cost
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in asset retirement obligation due to reasonably possible 10% increase in measurement input	89,695
Increase (decrease) in asset retirement obligation due to reasonably possible 10% decrease in measurement input	$ (89,695)